Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Operations [Abstract]
Total revenues	$ 356,525,127	$ 299,538,656	$ 154,487,455
Cost of revenues	(104,846,495)	(70,343,445)	(31,855,848)
Selling, general and administrative expenses	(198,424,922)	(125,721,179)	(77,197,631)
Gain from settlement of pre-existing relationship		2,100,832
Income from operations	53,253,710	105,574,864	45,433,976
Interest expense		(215,854)	(2,420,468)
Interest income	2,807,831	1,038,789	3,062,513
Other income, net	5,589,169	8,780,370	1,970,481
Income before taxes and equity in affiliates	61,650,710	115,178,169	48,046,502
Income tax expense	(12,696,234)	(19,924,081)	(8,712,558)
Income before equity in affiliates	48,954,476	95,254,088	39,333,944
Income (loss) from equity in affiliates	(278,662)	22,128,235	153,700
Net income	48,675,814	117,382,323	39,487,644
Less: net income (loss) attributable to non-controlling interest	12,521,421	17,104,023	(88,380)
Net income attributable to E-House shareholders	$ 36,154,393	$ 100,278,300	$ 39,576,024
Earnings per share:
Basic	$ 0.45	$ 1.26	$ 0.48
Diluted	$ 0.44	$ 1.25	$ 0.48
Shares used in computation:
Basic	80,287,171	79,643,079	81,818,972
Diluted	81,302,622	80,456,210	82,110,430